Greenberg Traurig, P.A.

1221 Brickell Avenue

Miami, Florida 33131

Michele L. Keusch

(305) 579-0827

August 4, 2006

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Full House Resorts, Inc. (the “Company”)
Registration Statement on Form SB-2

Ladies and Gentlemen:

On behalf of the Company, enclosed for filing under the Securities Act of 1933, as amended, is the Company’s Registration Statement on Form SB-2 relating to the registration of up to 6,900,000 shares of common stock, par value $.0001 of the Company.

A total amount of $2,550.00 is in the Commission’s account in payment of the requisite filing fee. Please contact me at (305) 579-0827 with any questions.

Very truly yours,

/s/ Michele L. Keusch

Enclosures